Property, plant and equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost	$ 2,012,372	$ 1,890,858	$ 1,788,207
Accumlated depreciation	(739,383)	(657,855)	(603,035)
Property, plant and equipment, beginning	1,233,003	1,185,172
Additions	123,628	105,571
Disposals	(889)	(1,084)
Transfers
Depreciation for the period	(82,753)	(56,656)
Property, plant and equipment, ending	1,272,989	1,233,003
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Cost	36,666	34,578	34,442
Accumlated depreciation	(10,482)	(7,865)	(7,334)
Property, plant and equipment, beginning	26,713	27,108
Additions	467	250
Disposals	(17)
Transfers	1,642	87
Depreciation for the period	(2,621)	(732)
Property, plant and equipment, ending	26,184	26,713
Substations [member]
IfrsStatementLineItems [Line Items]
Cost	330,212	323,650	309,219
Accumlated depreciation	(132,010)	(117,901)	(106,873)
Property, plant and equipment, beginning	205,749	202,346
Additions	79	264
Disposals	(28)
Transfers	6,519	14,175
Depreciation for the period	(14,117)	(11,036)
Property, plant and equipment, ending	198,202	205,749
Voltage lines [member]
IfrsStatementLineItems [Line Items]
Cost	829,146	803,775	770,045
Accumlated depreciation	(368,099)	(332,320)	(308,210)
Property, plant and equipment, beginning	471,455	461,835
Additions	5,401	2,417
Disposals	(392)	(670)
Transfers	21,283	33,391
Depreciation for the period	(36,700)	(25,518)
Property, plant and equipment, ending	461,047	471,455
Meters chambers platforms [member]
IfrsStatementLineItems [Line Items]
Cost	367,811	353,649	334,608
Accumlated depreciation	(167,544)	(150,143)	(137,575)
Property, plant and equipment, beginning	203,506	197,033
Additions	6,766	3,144
Disposals	(437)	(414)
Transfers	8,042	16,533
Depreciation for the period	(17,610)	(12,790)
Property, plant and equipment, ending	200,267	203,506
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	117,149	91,728	72,378
Accumlated depreciation	(61,248)	(49,626)	(43,043)
Property, plant and equipment, beginning	42,102	29,335
Additions	9,742	6,318
Disposals	(15)
Transfers	15,777	13,029
Depreciation for the period	(11,705)	(6,580)
Property, plant and equipment, ending	55,901	42,102
Construction in process [member]
IfrsStatementLineItems [Line Items]
Cost	325,377	279,728	264,591
Accumlated depreciation
Property, plant and equipment, beginning	279,728	264,591
Additions	101,173	93,177
Disposals
Transfers	(55,524)	(78,040)
Depreciation for the period
Property, plant and equipment, ending	325,377	279,728
Suppliers and spare parts [member]
IfrsStatementLineItems [Line Items]
Cost	6,011	3,750	2,924
Accumlated depreciation
Property, plant and equipment, beginning	3,750	2,924
Additions		1
Disposals
Transfers	2,261	825
Depreciation for the period
Property, plant and equipment, ending	$ 6,011	$ 3,750